Consolidated statements of comprehensive income (loss) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Consolidated statements of comprehensive income (loss)
Revenues [note 20]	$ 18,371,221	$ 210,708	$ 48,595,549	$ 387,927
Cost of sales [note 7]	15,182,924	185,498	36,811,445	402,831
Gross profit (loss)	3,188,297	25,210	11,784,104	(14,904)
Expenses
Research and development	49,739	528,777	268,752	1,276,326
Selling and marketing expenses	2,154,069	740,666	5,600,296	1,891,794
Office salaries and benefits	2,340,352	512,525	7,471,800	1,538,915
Office and general [note 7]	2,489,407	321,127	5,513,846	925,587
Professional fees	630,275	499,256	1,895,695	1,937,474
Share-based compensation [note 19]	21,035	8,440	65,146	31,660
Depreciation and amortization	851,945	95,651	2,494,634	263,556
Net finance expense (income) [note 21]	369,484	2,435,885	387,472	948,432
Operating expense	8,906,306	5,142,327	23,697,641	8,813,744
Loss before tax	(5,718,009)	(5,117,117)	(11,913,537)	(8,828,648)
Income taxes
Current tax expense (recovery)	(6,281)	6,106	(8,143)	10,555
Deferred tax expense (recovery)	772	(7,468)	(15,421)	(3,413)
Total income tax expense (recovery)	(5,509)	(1,362)	(23,564)	7,142
Net loss for the period	(5,712,500)	(5,115,755)	(11,889,973)	(8,835,790)
Items of comprehensive loss that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	(196,375)	750,467	(115,459)	333,933
Other comprehensive loss, net of tax	(196,375)	750,467	(115,459)	333,933
Total comprehensive loss for the period, net of tax	$ (5,908,875)	$ (4,365,288)	$ (12,005,432)	$ (8,501,857)
Weighted average shares outstanding, Basic (in shares)	196,326	2,744	96,790	1,544
Basic income (loss) per share (in dollars per share)	$ (29.1)	$ (1,864.34)	$ (122.84)	$ (5,722.66)
Diluted income (loss) per share (in dollars per share)	$ (29.1)	$ (1,864.34)	$ (122.84)	$ (5,722.66)